Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Change in shareholders [Member] Director [Member]	Sep. 30, 2014 Change in shareholders [Member] World Shipholding Limited [Member]	Sep. 30, 2014 Dividend received [Member]	Dec. 31, 2014 Negotiation for additional conversion [Member]	Sep. 30, 2014 Sale and purchase agreement [Member]
Subsequent Event [Line Items]
Number of shares acquired				3.0
Number of shares				3.4	33.8
Ownership Interest Percentage, Percentage Owned by Third Party	39.40%		45.60%	3.60%	36.20%
Dividends Payable, Amount per share	$ 0.45
Subsidiary or Equity Method Investee, Cash Distribution Per Share						$ 0.5475
Dividend Income, Operating	$ 12,855,000	$ 15,101,000				$ 15,000,000
Assets under development - Initial payment							$ 150,000,000
Ownership interest sold								10.00%